Financial instruments - Measurement of fair values (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets [Abstract]
Cash and cash equivalents	$ 1,247,447	$ 918,382	$ 1,062,431
Short-term investments	84,906	24,985
Derivative assets	32,098	45,605
Accounts receivable	276,139	204,980
Investments in equity securities	0	43,873
Financial assets	1,640,590	1,237,825
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	340,458	233,649
Lease obligation	4,872	7,951
Derivative liabilities	4,997	4,733
Long-term debt	996,250	995,541
Financial liabilities	1,346,577	1,241,874
Net	294,013	(4,049)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	31,534	45,605
Financial liabilities [Abstract]
Derivative liabilities	3,760	4,733
Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets	564
Financial liabilities [Abstract]
Derivative liabilities	1,237
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Financial liabilities	4,997	4,733
Net	27,101	40,872
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	3,760	4,733
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial liabilities [Abstract]
Derivative liabilities	1,237
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	340,458	233,649
Lease obligation	4,872	7,951
Long-term debt	996,250	995,541
Financial liabilities	1,341,580	1,237,141
Net	266,912	(88,794)
Fair value through profit or loss [member]
Financial assets [Abstract]
Financial assets	32,098	45,605
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	31,534	45,605
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets	564
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,247,447	918,382
Short-term investments	84,906	24,985
Accounts receivable	276,139	204,980
Financial assets	1,608,492	1,148,347
Financial liabilities [Abstract]
Net	266,912	(88,794)
Investments in equity instruments measured at FVOCI [Member]
Financial assets [Abstract]
Investments in equity securities		43,873
Financial assets	0	43,873
Financial liabilities [Abstract]
Net	$ 0	$ 43,873